Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares
Summary of Significant Accounting Policies (Details) [Line Items]
Development costs		$ 200	$ 700
Software useful life		3 years
Amortization		$ 300	100
Accounts receivable	$ 1,000	1,700	$ 100
Contract liabilities	$ 10,000	$ 1,600
Price per share (in Dollars per share) | $ / shares		$ 11.5
Common stock shares issued (in Shares) | shares	101,386,973	96,546,611	7,345,733
Number of segment		1
Number of customers		3	3
Right-of-use lease assets	$ 11,457
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate purchase of shares (in Shares) | shares		18,750,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Right-of-use lease assets	500	$ 9,200
Lease liabilities	10,500	10,200
Opening retained earnings		300
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Right-of-use lease assets		9,800
Lease liabilities	$ 13,400	10,900
Opening retained earnings		$ 700
NextNav’s [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate purchase of shares (in Shares) | shares		4,320,133
Price per share (in Dollars per share) | $ / shares		$ 0.01
Common stock shares issued (in Shares) | shares		4,315,813
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage		40.00%	53.00%
Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage		31.00%	27.00%
Customer three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage		19.00%	18.00%